Income Taxes - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of effective tax rate to Danish statutory tax rate
Statutory corporate income tax rate in Denmark	22.00%	22.00%	22.00%
Non-deductible income / (expenses)	(1.00%)	(1.00%)
Additional tax deduction R&D expenses	1.00%	4.00%	6.00%
Tax credit research and development expenditures	(4.00%)	(5.00%)	(4.00%)
Change in deferred tax asset not capitalized	(14.00%)	(16.00%)	(23.00%)
Total effective tax rate	4.00%	4.00%	1.00%